Summary of significant accounting policies - Schedule of quoted market prices to determine the fair value of an asset or liability (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Investment in equity investees	¥ 76,929,667	¥ 0
Fair value recurring
Summary of significant accounting policies
Investment in equity investees	76,929,667
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value recurring
Summary of significant accounting policies
Investment in equity investees	¥ 76,929,667